Income Taxes - Schedule of Reconciliations of The Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax expense	¥ (800,141)	$ (116,010)	¥ (6,419,686)	¥ (3,176,914)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax benefit computed at the statutory income tax rate	¥ (200,035)	$ (29,002)	¥ (1,604,922)	¥ (794,228)
Non-deductible expenses	65,366	9,477	(8,320)	6,368
Transfer pricing adjustment	(102,468)	(14,856)	102,468	(0)
Non-taxable income	(79,893)	(11,584)	(1,561)	(126)
Research and development super-deduction	0	0	64,806	(55,306)
Statutory income/(expense)	(2,751)	(399)	(5,244)	7,298
Effect of preferential tax	(2)	(1)	5,022	22,992
Changes in valuation allowances	244,235	35,411	1,465,818	784,611
Impact of changes in tax rate on deferred tax	0	0	(5,023)	(16,464)
Effect of income tax rate difference in other jurisdictions	82,290	11,931	(3,671)	44,855
Income tax expenses	¥ 6,742	$ 977	¥ 9,373	¥ 0